Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Global Total Return Fund, Inc.
Entity Central Index Key	0000793159
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM Global Total Return Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class A
Trading Symbol	GTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class A	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results
.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	4.21%	-2.10%	1.65%
Class A without sales charges	7.71%	-1.45%	1.99%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,590,678,885
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 12,455,027
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Global Total Return Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class C
Trading Symbol	PCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class C	$169	1.63%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	5.92%	-2.19%	1.23%
Class C without sales charges	6.92%	-2.19%	1.23%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,590,678,885
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 12,455,027
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY
FUND
STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Global Total Return Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class Z
Trading Symbol	PZTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class Z	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	7.96%	-1.20%	2.24%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,590,678,885
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 12,455,027
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Global Total Return Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class R2
Trading Symbol	PGTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R2	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.45%	-1.64%	0.67% (12/27/2017)
Bloomberg Global Aggregate Index	5.69%	-1.63%	0.37%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,590,678,885
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 12,455,027
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Global Total Return Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class R4
Trading Symbol	PGTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R4	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	7.71%	-1.40%	0.92% (12/27/2017)
Bloomberg Global Aggregate Index	5.69%	-1.63%	0.37%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,590,678,885
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 12,455,027
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as
Moody’s
Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Global Total Return Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class R6
Trading Symbol	PGTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R6	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	8.04%	-1.11%	2.30%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,590,678,885
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 12,455,027
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Global Total Return (USD Hedged) Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class A
Trading Symbol	PHEAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class A	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October 2025, the US Federal Reserve
resumed its interest rate-cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate (USD Hedged) Index (the “Index”) during the reporting period: yield curve positioning; duration positioning in developed markets; positioning in emerging-markets investment-grade bonds; security selection in European sovereign credits, emerging-markets high yield bonds, US Treasuries, non-agency mortgage-backed securities (MBS), and non-agency commercial mortgage-backed securities (CMBS) AA and below; overweights to the US investment-grade corporate, European investment-grade corporate, non-agency CMBS AAA, taxable municipal, and asset-backed securities (ABS) sectors; and
credit positioning in the cable & satellite, health care & pharmaceuticals, banking, media & entertainment, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning in emerging markets; security selection in GBP high yield corporates; an underweight to the MBS sector, along with overweights to the other sovereign credit, US high yield corporate, and US sovereign credit sectors; and credit positioning in telecom.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards during the reporting period to help manage duration positioning and yield curve exposure and/or to hedge credit risk imposed by certain issuers, and to manage foreign currency exposure. In
aggregate
, these positions had a negative impact on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	4.07%	-0.16%	2.15% (12/12/2017)
Class A without sales charges	7.56%	0.51%	2.58% (12/12/2017)
Bloomberg Global Aggregate (USD Hedged) Index	5.30%	0.52%	2.17%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 36,527,839
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 36,527,839
Number of fund holdings	511
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	45%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	21.9
AA	14.1
A	17.8
BBB	29.6
BB	7.1
B	1.4
CCC	0.7
Not Rated	2.7
Cash/Cash Equivalents	4.7
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s
Investors
Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Global Total Return (USD Hedged) Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class C
Trading Symbol	PHECX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class C	$169	1.63%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October 2025, the US Federal Reserve
resumed its interest rate-cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate (USD Hedged) Index (the “Index”) during the reporting period: yield curve positioning; duration positioning in developed markets; positioning in emerging-markets investment-grade bonds; security selection in European sovereign credits, emerging-markets high yield bonds, US Treasuries, non-agency mortgage-backed securities (MBS), and non-agency commercial mortgage-backed securities (CMBS) AA and below; overweights to the US investment-grade corporate, European investment-grade corporate, non-agency CMBS AAA, taxable municipal, and asset-backed securities (ABS) sectors; and
credit positioning in the cable & satellite, health care & pharmaceuticals, banking, media & entertainment, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning in emerging markets; security selection in GBP high yield corporates; an underweight to the MBS sector, along with overweights to the other sovereign credit, US high yield corporate, and US sovereign credit sectors; and credit positioning in telecom.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards during the reporting period to help manage duration positioning and yield curve exposure and/or to hedge credit risk imposed by certain issuers, and to manage foreign currency exposure. In aggregate, these positions had a negative impact on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	5.76%	-0.25%	1.82% (12/12/2017)
Class C without sales charges	6.76%	-0.25%	1.82% ( 12/12/2017 )
Bloomberg Global Aggregate (USD Hedged) Index	5.30%	0.52%	2.17%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 36,527,839
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 36,527,839
Number of fund holdings	511
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	45%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	21.9
AA	14.1
A	17.8
BBB	29.6
BB	7.1
B	1.4
CCC	0.7
Not Rated	2.7
Cash/Cash Equivalents	4.7
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized
statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Global Total Return (USD Hedged) Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class Z
Trading Symbol	PHEZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class Z	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October 2025, the US Federal Reserve
resumed its interest rate-cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate (USD Hedged) Index (the “Index”) during the reporting period: yield curve positioning; duration positioning in developed markets; positioning in emerging-markets investment-grade bonds; security selection in European sovereign credits, emerging-markets high yield bonds, US Treasuries, non-agency mortgage-backed securities (MBS), and non-agency commercial mortgage-backed securities (CMBS) AA and below; overweights to the US investment-grade corporate, European investment-grade corporate, non-agency CMBS AAA, taxable municipal, and asset-backed securities (ABS) sectors; and
credit positioning in the cable & satellite, health care & pharmaceuticals, banking, media & entertainment, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning in emerging markets; security selection in GBP high yield corporates; an underweight to the MBS sector, along with overweights to the other sovereign credit, US high yield corporate, and US sovereign credit sectors; and credit positioning in telecom.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards during the reporting period to help manage duration positioning and yield curve exposure and/or to hedge credit risk imposed by certain issuers, and to manage foreign currency exposure. In aggregate, these positions had a negative impact on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	7.83%	0.76%	2.84% (12/12/2017)
Bloomberg Global Aggregate (USD Hedged) Index	5.30%	0.52%	2.17%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 36,527,839
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 36,527,839
Number of fund holdings	511
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	45%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	21.9
AA	14.1
A	17.8
BBB	29.6
BB	7.1
B	1.4
CCC	0.7
Not Rated	2.7
Cash/Cash Equivalents	4.7
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Global Total Return (USD Hedged) Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class R6
Trading Symbol	PHEQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Global Total
Return
(USD Hedged) Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class R6	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October 2025, the US Federal Reserve
resumed its interest rate-cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate (USD Hedged) Index (the “Index”) during the reporting period: yield curve positioning; duration positioning in developed markets; positioning in emerging-markets investment-grade bonds; security selection in European sovereign credits, emerging-markets high yield bonds, US Treasuries, non-agency mortgage-backed securities (MBS), and non-agency commercial mortgage-backed securities (CMBS) AA and below; overweights to the US investment-grade corporate, European investment-grade corporate, non-agency CMBS AAA, taxable municipal, and asset-backed securities (ABS) sectors; and
credit positioning in the cable & satellite, health care & pharmaceuticals, banking, media & entertainment, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning in emerging markets; security selection in GBP high yield corporates; an underweight to the MBS sector, along with overweights to the other sovereign credit, US high yield corporate, and US sovereign credit sectors; and credit positioning in telecom.
■
The Fund used interest rate
futures
, options, swaps, credit default swaps, and foreign exchange forwards during the reporting period to help manage duration positioning and yield curve exposure and/or to hedge credit risk imposed by certain issuers, and to manage foreign currency exposure. In aggregate, these positions had a negative impact on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.75%	0.81%	2.89% (12/12/2017)
Bloomberg Global Aggregate (USD Hedged) Index	5.30%	0.52%	2.17%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 36,527,839
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 36,527,839
Number of fund holdings	511
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	45%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	21.9
AA	14.1
A	17.8
BBB	29.6
BB	7.1
B	1.4
CCC	0.7
Not Rated	2.7
Cash/Cash Equivalents	4.7
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.